Consolidated Statements of Cash Flows (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Disposal related to non-cash transfers to inventory	€ 30,700,000	€ 48,200,000		€ 222,900,000
Cumulative fair value shares issued Cymer acquisition	2,347,000,000	2,346,700,000
Net proceeds from shares issued under CCIP				3,853,900,000
Net proceeds from issuance of notes		740,445,000	[1]
Repurchase of notes		368,303,000	[2]
Difference between capital repayment and net proceeds from issuance of shares				125,600,000
Payment for Synthetic Share Buyback				3,728,324,000	[3],[4]
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Cumulative Ordinary shares issued	36,468,733	36,464,576
Non-Cash Transfers From Inventory [Member]
Additions related to non-cash transfers	95,500,000	115,900,000		204,800,000
Other Movements [Member]
Additions related to non-cash transfers	€ 1,500,000	€ (12,500,000)		€ (9,600,000)

[1]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the issuance of our EUR 750 million 3.375 percent senior notes due 2023.
[2]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.
[3]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[4]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was part of the synthetic share buyback in November 2012.